Short-Term Investments	12 Months Ended
Dec. 31, 2022
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

Note 4 — SHORT-TERM INVESTMENTS

The following table summarizes the Company’s short-term investments as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Wealth management products, cost	$10,830,482	$10,034,523
Structured deposits	724,932	29,815,146
Add: Accrued interest receivable	144,986	816,948
Total short-term investments	$11,700,400	$40,666,617

As of December 31, 2022 and 2021, short-term investments consist of investments in wealth management products issued by financial institutions of which the underlying assets are loans receivable or capital lease receivables and investments in structured deposits issued by a commercial bank. All the short investments have a stated maturity within 12 months and pay the prospective rates of return ranging from 2.25% to 9%. The Company recorded investment income on the products of $1,412,101, $816,948 and $83,142 for the years ended December 31, 2022, 2021 and 2020, respectively.